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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07597

                          Pioneer Tax Free Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2004 through December 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


item 1.REPORTS TO SHAREOWNERS.


                                     PIONEER
                                     -------
                                    TAX FREE
                                     INCOME
                                      FUND

                                     Annual
                                     Report

                                    12/31/04

[LOGO]PIONEER
      Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

 Letter to Shareowners                                                         1
 Portfolio Summary                                                             2
 Performance Update                                                            3
 Comparing Ongoing Fund Expenses                                               8
 Portfolio Management Discussion                                              10
 Schedule of Investments                                                      13
 Financial Statements                                                         24
 Notes to Financial Statements                                                33
 Report of Independent Registered Public Accounting Firm                      39
 Trustees, Officers and Service Providers                                     40
 The Pioneer Family of Mutual Funds                                           47
 Retirement Plans from Pioneer                                                48
 Programs & Services for Pioneer Shareowners                                  50

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/04
--------------------------------------------------------------------------------


Dear Shareowner,
--------------------------------------------------------------------------------
After three calendar quarters of listless performance, U.S. equity markets improved strongly late in the year. Anxiety over energy prices, international tensions and the falling American dollar had held the markets back, but uneasiness about the presidential election was the principal source of investor hesitation. The election went smoothly, the result was decisive, and the ensuing rally pushed major indices into the black for the second year running. However, returns trailed 2003's levels. Small capitalization companies outperformed large cap issues for the sixth consecutive year. Markets overseas were generally buoyant: commodity-rich nations saw surging demand for copper, gold, lumber and other materials, with much of their output destined to feed China's vast economic appetite.

Bond investors focused on longer-term issues. Reflecting the risk aversion that favored small cap stocks, high-yield bonds were the strongest performers, while higher quality issues, including U.S. Treasury issues, scored more modest gains. Municipal bond returns were generally favorable as well; economic growth spurred rising tax revenues, putting many issuers into surplus for the first time in years.

A measured pace of growth seems in store for the U.S. economy, which generated
2.2 million jobs after years of employment declines. By the end of September, the economy had tallied twelve straight up quarters and the nation's annualized growth rate stood at a respectable four percent. We believe this rate of expansion is enough to sustain growth without provoking the Federal Reserve Board into aggressive interest rate hikes aimed at calming inflation.

Welcome to former Safeco fund shareholders

With this report, we also would like to acknowledge the investors in former Safeco mutual funds who now are shareholders of Pioneer funds. We would like to welcome you again to the Pioneer fund family and assure you of our commitment to provide the highest quality portfolio management and personal service. Pioneer has emerged as a growing presence in the ranks of major U.S. management firms. As a shareholder in a Pioneer mutual fund, you have a significantly more investment options available to you. A conversation with your investment professional will help you understand how these new funds may enhance your portfolio diversification and fit in with your long-range goals. Or, feel free to call Pioneer directly at 1-800-225-6292 for assistance.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,


/s/ Osbert M. Hood
--------------------
Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/04
--------------------------------------------------------------------------------

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED DOCUMENT]]

Commercial Paper        1.9%
BB & Lower              9.0%
AAA                    36.1%
AA                     12.1%
A                       6.3%
BBB                    34.6%


Portfolio Maturity
--------------------------------------------------------------------------------
(Effective life as a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED DOCUMENT]]

8+ Years                17.2%
6-8 Years                7.1%
4-6 Years               26.2%
0-1 Years                6.6%
1-3 Years                8.7%
3-4 Years               34.2%


 10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*

  1.     Montana State Health Authority, 9.082%, 2/25/25                             2.48%
  2.     Brazos River Authority Pollution Control Revenue, 7.7%, 4/1/33              2.47
  3.     University of Colorado Regents Partners, 6.0%, 12/1/22                      2.28
  4.     District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15/40     2.21
  5.     Lowndes County Mississippi Solid Waste Disposal & Pollution Control
         Revenue, 6.8%, 4/1/22                                                       2.14
  6.     Nebraska Investment Finance Authority Single Family Mortgage Revenue,
         10.352%, 3/1/26                                                             1.74
  7.     Becker, Minnesota Pollution Control Revenue Northern States Power "A"
         Conversions, 8.5%, 4/1/30                                                   1.73
  8.     Massachusetts Health & Educational Facilites Authority Revenue,
         5.75%, 7/1/32                                                               1.71
  9.     Hawaii State Department Budget & Finance, 6.4%, 7/1/13                      1.70
 10.     Wayne Charter County SPL, 6.75%, 12/1/15                                    1.68

* This list excludes temporary cash investments and derivative investments. Fund holdings will vary for other periods.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   12/31/04   12/31/03
-------------------------   --------   --------
                            $11.67     $11.70


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 12/31/04)       Income       Capital Gains   Capital Gains
-------------------       ------       -------------   -------------
                          $0.567       $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer Tax Free Income Fund at public offering price, compared to that of the Lehman Brothers Municipal Bond Index.


      Average Annual Total Returns
        (As of December 31, 2004)

             Net Asset    Public Offering
Period         Value        Price (POP)
------         -----        -----------
10 Years       6.33%           5.88%
5 Years        6.64            5.66
1 Year         4.75            0.05


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED DOCUMENT]

Value of $10,000 Investment

Date              Pioneer Tax Free        Lehman Brothers Municipal
                  Income Fund             Bond Index
12/31/1994        $ 9,550                 $10,000
                  $11,157                 $11,746
12/31/1996        $11,555                 $12,266
                  $12,588                 $13,396
12/31/1998        $13,368                 $14,265
                  $12,794                 $13,970
12/31/2000        $14,283                 $15,600
                  $14,872                 $16,401
12/31/2002        $15,923                 $17,974
                  $16,847                 $18,932
12/31/2004        $17,648                 $19,778

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. Bonds in the Index have a minimum credit rating of BBB, were part of at least a $50 million issuance made within the past five years and have a maturity of at least two years. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT) or state and local taxes.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   12/31/04   12/31/03
-------------------------   --------   --------
                            $11.57     $11.59


Distributions per Share               Short-Term      Long-Term
(1/1/04 - 12/31/04)       Dividends   Capital Gains   Capital Gains
-------------------       ---------   -------------   -------------
                          $0.4764     $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Lehman Brothers Municipal Bond Index.


     Average Annual Total Returns
       (As of December 31, 2004)

                      If          If
Period               Held      Redeemed
------               ----      --------
 Life-of-Class
 (4/28/95)            4.94%      4.94%
 5 Years              5.84       5.84
 1 Year               4.07       0.07


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED DOCUMENT]

Value of $10,000 Investment

Date              Pioneer Tax Free        Lehman Brothers Municipal
                  Income Fund             Bond Index
4/30/1995         $10,000                 $10,000
                  $10,794                 $10,957
12/31/1996        $11,081                 $11,443
                  $11,985                 $12,497
12/31/1998        $12,635                 $13,307
                  $12,002                 $13,032
12/31/2000        $13,296                 $14,553
                  $13,745                 $15,300
12/31/2002        $14,593                 $16,767
                  $15,320                 $17,661

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. Bonds in the Index have a minimum credit rating of BBB, were part of at least a $50 million issuance made within the past five years and have a maturity of at least two years. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT) or state and local taxes.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   12/31/04   12/31/03
-------------------------   --------   --------
                            $11.49     $11.52



Distributions per Share               Short-Term      Long-Term
(1/1/04 - 12/31/04)       Dividends   Capital Gains   Capital Gains
-------------------       ---------   -------------   -------------
                          $0.4779     $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Lehman Brothers Municipal Bond Index.


     Average Annual Total Returns
       (As of December 31, 2004)

                      If          If
Period               Held      Redeemed
------               ----      --------
 Life-of-Class
 (1/31/96)           4.44%       4.44%
 5 Years             5.84        5.84
 1 Year              4.02        4.02


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED DOCUMENT]

Value of $10,000 Investment

Date              Pioneer Tax Free        Lehman Brothers Municipal
                  Income Fund             Bond Index
1/31/1996         $10,000                 $10,000
                  $10,220                 $10,364
                  $11,070                 $11,319
12/31/1998        $11,661                 $12,052
                  $11,086                 $11,803
12/31/2000        $12,260                 $13,181
                  $12,675                 $13,858
12/31/2002        $13,478                 $15,187
                  $14,157                 $15,996
12/31/2004        $14,726                 $16,711

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. Bonds in the Index have a minimum credit rating of BBB, were part of at least a $50 million issuance made within the past five years and have a maturity of at least two years. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT) or state and local taxes.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   12/31/04   12/31/03
-------------------------   --------   --------
                            $11.61     $11.64


Distributions per Share               Short-Term      Long-Term
(1/1/04 - 12/31/04)       Dividends   Capital Gains   Capital Gains
-------------------       ---------   -------------   -------------
                          $0.6085     $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Lehman Brothers Municipal Bond Index.



  Average Annual Total Returns
   (As of December 31, 2004)

               If          If
Period        Held      Redeemed
------        ----      --------
 10 Year      6.14%       6.14%
 5 Year       6.26        6.26
 1 Year       5.14        5.14



Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED DOCUMENT]

Value of $10,000 Investment

Date              Pioneer Tax Free        Lehman Brothers Municipal
                  Income Fund             Bond Index
12/94             $10,000                 $10,000
                  $11,683                 $11,746
12/96             $12,101                 $12,266
                  $13,183                 $13,396
12/98             $14,000                 $14,265
                  $13,399                 $13,970
12/00             $14,957                 $15,600
                  $15,575                 $16,401
12/02             $16,255                 $17,974
                  $17,264                 $18,932
12/04             $18,151                 $19,778


The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A Shares are used as a proxy from 11/18/77 to 2/28/02. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. Bonds in the Index have a minimum credit rating of BBB, were part of at least a $50 million issuance made within the past five years and have a maturity of at least two years. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT) or state and local taxes.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   12/31/04   12/11/04
-------------------------   --------   --------
                            $11.67     $11.64


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(12/11/04 - 12/31/04)     Income       Capital Gains   Capital Gains
---------------------     ------       -------------   -------------
                          $0.0329      $  -            $  -

Investment Returns
--------------------------------------------------------------------------------

     Average Annual Total Returns
       (As of December 31, 2004)

                      If          If
Period               Held      Redeemed
------               ----      --------
 Life of Class
 (12/11/04)          0.54%       0.54%


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT) or state and local taxes.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Tax Free Income Fund

Based on actual returns from July 1, 2004 through December 31, 2004

                                                                                          Investor
Share Class                           A             B             C             Y           Class
------------------------------  ------------  ------------  ------------  ------------  ------------
Beginning Account Value         $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00
On 7/1/04**
Ending Account Value            $1,065.07     $1,061.50     $1,061.00     $1,067.19     $1,005.40
On 12/31/04
Expenses Paid During Period*    $    4.70     $    8.58     $    8.43     $    2.85     $    0.28

 * Expenses are equal to the Fund's annualized expense ratio of 0.91%, 1.66%, 1.63%, 0.55%, and 0.46%, for Class A, Class B, Class C, Class Y, and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) (21/366 for Investor Class Shares).

**   12/11/04 for Investor Class Shares

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
                                                                     (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Tax Free Income Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2004 through December 31, 2004



                                                                                          Investor
Share Class                           A             B             C             Y           Class
------------------------------  ------------  ------------  ------------  ------------  ------------
Beginning Account Value         $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00
On 7/1/04**
Ending Account Value            $1,020.56     $1,016.74     $1,016.89     $1,022.37     $1,002.73
On 12/31/04
Expenses Paid During Period*    $    4.60     $    8.40     $    8.25     $    2.79     $    0.28

 * Expenses are equal to the Fund's annualized expense ratio of 0.91%, 1.66%, 1.63%, 0.55%, and 0.46%, for Class A, Class B, Class C, Class Y, and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) (21/366 for Investor Class Shares).

**   12/11/04 for Investor Class Shares

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04
--------------------------------------------------------------------------------

During a period when interest rates remained relatively low, Pioneer Tax Free Income Fund's exposure to investments in a variety of states and a diverse number of economic sectors provided an attractive level of tax-free income. In the following interview, David Eurkus, a member of Pioneer's Fixed Income Management Team, discusses some of the factors that had an impact on the municipal bond market and your Fund.

Q:   How did the Fund perform?

A: For the 12-month period ended December 31, 2004, Pioneer Tax Free Income Fund's Class A shares produced a 4.75% total return at net asset value. The Fund's benchmark, the Lehman Brothers Municipal Bond Index, returned 4.48%, and the average return of the 297 funds in the Lipper General Municipal Debt Funds Category was 3.70%. Lipper is an independent monitor of mutual fund performance. The Fund's Class A shares generated a 30-day SEC tax-free yield of 3.88% on December 31, 2004. That translates into a taxable equivalent yield of 5.97%, based on the maximum federal income-tax rate of 35%.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares when redeemed, may be worth more or less than their original cost.


Q:   What was the investment environment like during the period?

A: Early in the period, the strength of the economic rebound raised concerns that inflation and interest rates might rise. In this environment, there was a significant decline in the bond market, which pushed bond prices down and yields up. As the fiscal year progressed, however, reports associated with the economy indicated that the rapid pace of growth had shifted to a slower but steady rate. Despite this slight softening in the economic expansion, the Federal Reserve began tightening monetary policy, boosting the Federal funds rate on five occasions, each time by 0.25%. By year-end, the Federal funds rate was 2.25%, up from 1.00% at the start of 2004. (The Federal funds rate is the rate banks charge each other for overnight loans.) Initially, the Fed's actions caused yields to move higher, but when it appeared that inflation was

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04                             (continued)
--------------------------------------------------------------------------------

     under control, the yield curve flattened. (The yield curve shows the relationship between bond yields and maturity lengths.) With a flatter yield curve, short-term yields moved higher and prices declined; and longer-term yields fell or remained stable, boosting bond prices.


Q:   How did you manage the Fund in this environment?

A: We maintained a diverse portfolio with assets invested in 154 securities in 38 states. We continued to emphasize sectors that are vital to the growth of the U.S. economy. These sectors included health care/hospitals, housing, transportation, and power and energy, areas in which the underlying credit quality of the fixed-income securities tends to improve as the economy gets stronger. We also had a position in tobacco revenue bonds, which are investment-grade securities that are backed by the tobacco settlement money awarded to states. Most of the portfolio was invested in investment-grade securities, those rated BBB or better. However, about 10% was allocated to below investment-grade bonds, which had relatively high yields and which enhanced the Fund's income stream. At the end of the period, the Fund's overall quality rating was A+.


Q:   What contributed most to performance?

A: As short-term interest rates went up, the portfolio benefited from the price appreciation that resulted from the declining yields on longer-term securities. In addition, the below investment-grade bonds in the portfolio helped boost the tax-free income and prices.


Q:   What detracted from performance?

A: There were no significant detractors. Overall the portfolio was positioned for declining interest rates. Our duration could have been somewhat longer; however, it exceeded the duration of our benchmark, the Lehman Brothers Municipal Bond Index, and our peer group, the Lipper General Municipal Debt Funds Category. (Duration measures a bond's sensitivity to interest-rate changes. A shorter duration is helpful when interest rates rise, and a longer duration is usually an advantageous when interest rates decline.)

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

Q:   What is your outlook for the next six months?

A: We believe that the economy is on a positive growth path and expect the Fed to continue making modest interest-rate hikes over the near term. Therefore, we expect short-term rates to move higher and long-term rates to remain stable or possibly decline. In this environment, income could become a larger component of performance.
















A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax. A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax. When interest rates rise, the prices of fixed income securities in the fund will generally fall. Conversely, when interest rates fall the prices of fixed income securities in the fund will generally rise. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. Investments in the fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04
--------------------------------------------------------------------------------


                  S&P/
                Moody's
  Principal     Ratings
   Amount    (unaudited)                                                            Value
                           TAX-EXEMPT OBLIGATIONS - 97.1%
                           Alabama - 0.2%
 $  500,000     N/R/Aaa    Southeast, AL Gas District, 5.3%, 6/1/12          $    553,455
                                                                             ------------
                                                                             $    553,455
                                                                             ------------
                           Arizona - 3.0%
  1,000,000     AAA/Aaa    Maricopa County School District, 7.0%, 7/1/07     $  1,110,720
  1,000,000     AAA/Aaa    Maricopa County School District, 7.0%, 7/1/08        1,147,020
  5,000,000    BBB+/Baa1   Maricopa County Industrial Development,
                           5.0%, 7/1/16                                         5,143,350
  2,400,000     AAA/Aaa    Scottsdale Memorial Hospital, 5.5%, 9/1/12           2,687,616
    500,000     AAA/Aaa    Tempe Union High School District,
                           4.5%, 7/1/11                                           526,685
                                                                             ------------
                                                                             $ 10,615,391
                                                                             ------------
                           California - 2.8%
  3,000,000     A-/Baa2    Golden State Tobacco Securitization,
                           7.9%, 6/1/42                                      $  3,297,300
  1,300,000     A-/Baa2    Golden State Tobacco Securitization,
                           7.875%, 6/1/42                                       1,426,737
  4,525,000     A-/Baa2    Golden State Tobacco Securitization,
                           7.8%, 6/1/42                                         4,944,287
    230,000     AAA/Aaa    Sacramento Municipal Utility District,
                           5.5%, 2/1/11                                           281,190
                                                                             ------------
                                                                             $  9,949,514
                                                                             ------------
                           Colorado - 3.6%
     55,000     N/R/Aa2    Colorado Housing Finance Authority, Series A-3,
                           7.0%, 11/1/16                                     $     55,643
     20,000     N/R/Aa2    Colorado Housing Finance Authority, Series C-2,
                           7.45%, 6/1/17                                           20,065
     95,000     N/R/Aa2    Colorado Housing Finance Authority, Series B-2,
                           7.45%, 11/1/27                                          95,314
    275,000     N/R/Aa2    Colorado Housing Finance Authority, Series B-3,
                           6.55%, 5/1/25                                          276,449
  3,575,000     AAA/Aaa    Douglas County School District Region1,
                           7.0%, 12/15/13                                       4,508,719
  6,765,000      AAA/NR    University of Colorado Regents Partners,
                           6.0%, 12/1/22                                        7,666,910
                                                                             ------------
                                                                             $ 12,623,100
                                                                             ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

                   S&P/
                 Moody's
  Principal      Ratings
    Amount    (unaudited)                                                                Value
                            Connecticut - 0.3%
 $1,000,000       AA/N/R    Connecticut State Health & Education,
                            5.5%, 7/1/17                                        $  1,099,700
                                                                                ------------
                                                                                $  1,099,700
                                                                                ------------
                            District of Columbia - 2.1%
  7,500,000       A+/A1     District of Columbia Tobacco Settlement Financing
                            Corp., 6.75%, 5/15/40                               $  7,439,325
                                                                                ------------
                                                                                $  7,439,325
                                                                                ------------
                            Florida - 2.6%
  1,900,000      AAA/N/R    Seminole Tribe Convention-A1, 10.0%, 10/1/33        $  2,194,481
  1,000,000      AAA/N/R    Seminole Tribe Convention-A1, 8.95%, 10/1/33           1,137,450
    110,000      N/R/Aaa    Manatee County Housing Revenue, 7.2%, 5/1/28             116,227
  5,000,000      AAA/Aaa    Palm Beach County Public Improvement Revenue,
                            5.0%, 11/1/30                                          5,448,900
                                                                                ------------
                                                                                $  8,897,058
                                                                                ------------
                            Hawaii - 1.6%
  5,000,000     BBB+/Baa1   Hawaii State Department Budget & Finance,
                            6.4%, 7/1/13                                        $  5,744,850
                                                                                ------------
                                                                                $  5,744,850
                                                                                ------------
                            Illinois - 7.2%
    455,000      N/R/Aaa    Chicago Illinois Single Family Mortgage,
                            6.45%, 9/1/29                                       $    457,220
  1,000,000      N/R/Ba3    Illinois Health Facilities Authority Revenue,
                            6.7%, 3/1/14                                             878,540
  4,780,000      Aaa/AAA    Metropolitan Pier & Exposition Authority
                            Dedicated State
                            Tax Revenue, 8.5%, 6/15/06                             5,204,512
    190,000      Aaa/AAA    Metropolitan Pier & Exposition Authority
                            Dedicated State
                            Tax Revenue, 8.5%, 6/15/06                               206,146
  1,735,000      AA+/Aa2    Kane County Illinois School District #129 Aurora
                            West Side, 6.0%, 2/1/20                                2,014,179
  1,000,000      AAA/Aaa    Kane County Illinois School District #129 Aurora
                            West Side, 6.0%, 2/1/22                                1,157,120
  1,145,000       A+/A1     Illinois Housing Development Authority Revenue
                            Multi-Family Housing, 7.0%, 7/1/23                     1,517,606

   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                   (continued)
--------------------------------------------------------------------------------

                   S&P/
                 Moody's
  Principal      Ratings
    Amount    (unaudited)                                                               Value
                            Illinois - (continued)
 $3,385,000      AAA/Aaa    Metropolitan Pier & Exposition Authority Dedicated
                            State Tax Revenue, 8.5%, 6/15/06                     $  3,686,130
  4,485,000      AAA/Aaa    Chicago Board of Education, 5.75%, 12/1/27              5,000,192
    515,000      AAA/Aaa    Chicago Board of Education, 5.75%, 12/1/27                564,461
    500,000      AA+/Aaa    Chicago Metro Water Reclamation, 5.25%,
                            12/1/2010                                                 561,140
    495,000       A/N/R     Chicago Tax Increment, 5.0%, 11/15/10                     530,096
  3,000,000      AAA/Aaa    University of Illinois Revenue, 5.75%, 1/15/16          3,335,640
                                                                                 ------------
                                                                                 $ 25,112,982
                                                                                 ------------
                            Indiana - 3.2%
    750,000      AAA/N/R    Indiana Bond Bank, 6.75%, 2/1/17                     $    767,948
    225,000      N/R/Aaa    Indiana State Housing Finance, Single Family
                            Mortgage Revenue, 5.95%, 7/1/13                           225,000
  1,000,000      AAA/Aaa    Indiana University Revenue, 5.8%, 11/15/10              1,144,070
  3,400,000       AA/Aa     Indianapolis Local Public Improvement Board
                            Revenue, 6.0%, 1/10/20                                  4,075,546
  1,400,000       A+/N/R    Indianapolis Local Public Improvement Board
                            Board Revenue, 6.75%, 2/1/14                            1,684,774
  1,000,000        A+/A     Lawrence Township Metropolitan School District
                            Revenue, 6.75%, 7/5/13                                  1,220,870
  2,000,000      N/R/Aaa    Sarah Scott Middle School Revenue,
                            5.75%, 1/15/19                                          2,162,240
                                                                                 ------------
                                                                                 $ 11,280,448
                                                                                 ------------
                            Kentucky - 0.5%
    500,000      N/R/N/R    Kentucky Economic Development Finance,
                            6.25%, 10/01/12                                      $    546,055
  1,095,000      AAA/Aaa    Kenton County Water District #1, 5.8%, 2/1/15           1,140,508
                                                                                 ------------
                                                                                 $  1,686,563
                                                                                 ------------
                            Louisiana - 0.3%
  1,190,000      BBB/Baa2   Louisiana Public Facilities Authority Revenue,
                            6.25%, 10/1/11                                       $  1,181,801
                                                                                 ------------
                                                                                 $  1,181,801
                                                                                 ------------
                            Massachusetts - 7.9%
  3,800,000      N/R/Aa2    Woods Hole MV & Nantuck MA, 5.0%, 3/1/18             $  4,137,896
  3,750,000      AAA/Aa2    Mass Bay Transporation Authority, 5.5%, 7/1/16          4,320,563

   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

                   S&P/
                 Moody's
  Principal      Ratings
    Amount    (unaudited)                                                            Value
                            Massachusetts - (continued)
 $1,500,000      BBB-/N/R   Massachusetts State Development Finance
                            Agency, 6.375%, 7/1/23                             $ 1,666,125
  1,000,000       AA-/A1    Massachusetts Health & Educational Facilities
                            Authority Revenue, 6.0%, 7/1/18                      1,130,400
  5,290,000       AA-/A1    Massachusetts Health & Educational Facilites
                            Authority, 5.75%, 7/1/32                             5,759,540
  2,000,000      BBB/Baa2   Massachusetts Health & Educational Facilities
                            Authority, 6.5%, 7/1/21                              2,147,560
  2,000,000      BBB/Baa2   Massachusetts Health & Educational Facilites
                            Authority Revenue, 6.625%, 7/1/32                    2,133,380
  1,145,000      BBB+/N/R   Massachusetts Health & Educational Facitilties
                            Authority, 6.25%, 10/1/31                            1,199,582
  1,000,000      BBB/Baa2   Massachusetts Health & Educational Facilities
                            Authority Revenue, 6.75%, 7/1/16                     1,118,900
  1,250,000       Aa1/AA    Massachusetts Health & Educational Facilties
                            Authority, 6.25% 7/1/22                              1,333,063
  2,000,000      AAA/Aaa    Massachusetts Health & Educational Facilities
                            Authority Revenue, 5.0%, 7/1/23                      2,097,100
    400,000       AA/Aa3    Massachusetts State Water Residential Authority,
                            5.25%, 12/1/08                                         439,692
                                                                               -----------
                                                                               $27,483,801
                                                                               -----------
                            Maine - 0.1%
    300,000      AAA/Aaa    Maine Mun Bd Bk, 5.0%, 11/1/09                     $   327,204
                                                                               -----------
                                                                               $   327,204
                                                                               -----------
                            Michigan - 4.3%
  6,485,000       BB/Ba2    Wayne Charter County SPL, 6.75%, 12/1/15           $ 5,668,149
  4,000,000      BBB/Baa3   Michigan State Hospital Finance Authority,
                            6.0%, 2/1/24                                         3,872,760
  3,230,000        A/A2     Michigan State Hospital Finance Authority,
                            5.50%, 11/1/14                                       3,538,756
    400,000      AAA/Aaa    Michigan State Trunk Line, 5.50%, 11/1/10              453,500
  1,500,000      BBB-/N/R   John Tolfree Health System, 6.0%, 9/15/23            1,456,875
                                                                               -----------
                                                                               $14,990,040
                                                                               -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                     (continued)
--------------------------------------------------------------------------------


                   S&P/
                 Moody's
  Principal      Ratings
    Amount    (unaudited)                                                             Value
                            Minnesota - 1.7%
 $5,000,000      N/R/N/R    Becker, Minnesota Pollution Control Revenue
                            Northern States Power "A" Conversions,
                            8.5%, 4/1/30                                       $  5,812,900
                                                                               ------------
                                                                               $  5,812,900
                                                                               ------------
                            Missouri - 0.2%
    635,000      AAA/N/R    Missouri State Housing Development Common
                            Mortgage Revenue, Single Family, Series B-2,
                            6.4%, 3/1/29                                       $    637,953
                                                                               ------------
                                                                               $    637,953
                                                                               ------------
                            Mississippi - 2.1%
  6,000,000        A/A3     Lowndes County Mississippi Solid Waste Disposal
                            & Pollution Control Revenue, 6.8%, 4/1/22          $  7,222,320
                                                                               ------------
                                                                               $  7,222,320
                                                                               ------------
                            Montana - 2.5%
  8,000,000      AAA/Aaa    Montana State Health Authority, 9.082%, 2/25/25    $  8,347,680
    500,000     BBB+/Baa2   Forsyth Pollution Control Revenue, 5.2%, 5/1/33         530,940
                                                                               ------------
                                                                               $  8,878,620
                                                                               ------------
                            North Carolina - 0.3%
  2,000,000      N/R/N/R    Charlotte North Carolina Special Facilities
                            Revenue, 7.75%, 2/1/28**                           $  1,000,000
                                                                               ------------
                                                                               $  1,000,000
                                                                               ------------
                            North Dakota - 0.5%
    930,000      N/R/Aa3    North Dakota State Housing Finance Agency
                            Revenue, 6.0%, 7/1/20                              $    946,889
    625,000      N/R/Aa3    North Dakota State Housing Finance Agency
                            Revenue, 5.8%, 7/1/18                                   655,369
                                                                               ------------
                                                                               $  1,602,258
                                                                               ------------
                            Nebraska - 2.1%
  1,325,000      AAA/Aaa    Municipal Energy Agency, 6.0%, 4/1/08              $  1,467,517
  5,050,000      AAA/Aaa    Nebraska Investment Finance Authority Single
                            Family Mortgage Revenue, 10.352%, 3/1/26              5,869,009
                                                                               ------------
                                                                               $  7,336,526
                                                                               ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------


                   S&P/
                 Moody's
  Principal      Ratings
    Amount    (unaudited)                                                              Value
                            New Hampshire - 2.4%
 $4,000,000      AAA/Aaa    Manchester New Hampshire School Revenue,
                            5.5%, 6/1/28                                        $  4,553,720
  1,250,000       A+/A2     New Hampshire Health & Education Facilities
                            Authority Revenue, 5.75%, 10/1/31                      1,314,938
  2,000,000     BBB+/Baa1   New Hampshire Health & Educational Facilities
                            Authority Revenue, 5.75%, 7/1/22                       2,065,000
    370,000      N/R/Aa3    New Hampshire State Housing Finance Authority,
                            6.125%, 1/1/20                                           374,755
                                                                                ------------
                                                                                $  8,308,413
                                                                                ------------
                            New Jersey - 3.3%
  5,185,000      N/R/BBB    New Jersey Economic Development Authority
                            Special Facility Revenue, 7.0%, 11/15/30            $  4,570,422
  5,215,000      A-/Baa2    Tobacco Settlement Financing Corp., NJ,
                            6.75%, 6/1/39                                          5,207,647
  2,000,000      BBB/Baa2   Tobacco Settlement Financing Corp., NJ,
                            6.25%, 6/1/43                                          1,860,700
                                                                                ------------
                                                                                $ 11,638,769
                                                                                ------------
                            New York - 4.7%
  1,000,000      N/R/Baa3   Albany Individual Development, 6.0%, 7/1/19         $  1,079,220
    400,000       AA-/A3    Metropolitan Transporation Authority NY,
                            5.50%, 07/1/14                                           455,168
  2,000,000        A/A2     New York NY, Series G, 5.0%, 8/1/14                    2,170,620
  2,000,000      N/R/N/R    New York NY City Transportation Finance Authority
                            Revenue, 5.5%, 11/1/26                                 2,245,020
  6,900,000       BB-/B2    New York City, NY, Industrial, 6.9%, 8/1/24            5,059,011
  5,000,000        A/A3     NY State Dorm Authority Lease Revenue
                            5.5%, 5/15/17                                          5,513,950
                                                                                ------------
                                                                                $ 16,522,989
                                                                                ------------
                            Ohio - 2.8%
  2,870,000      AAA/Aaa    Cleveland Ohio General Obligation, 5.75%, 8/1/13    $  3,345,789
  1,000,000      AAA/Aaa    University of Cincinnati, 5.75%, 6/1/18                1,141,620
  1,000,000      AAA/Aaa    University of Cincinnati, 5.75%, 6/1/19                1,141,620
    500,000      AA-/Aa3    Ohio State Building Authority Revenue,
                            6.0%, 10/1/08                                            560,915
    400,000      AAA/Aaa    Ohio State Building Authority Revenue,
                            5.5%, 10/1/11                                            455,304

   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                     (continued)
--------------------------------------------------------------------------------


                   S&P/
                 Moody's
  Principal      Ratings
    Amount    (unaudited)                                                               Value
                            Ohio - (continued)
 $2,800,000      BBB/Baa2   Ohio Water Development Authority Pollution Control
                            Facilities Revenue, 7.7%, 8/1/25                     $  2,942,688
                                                                                 ------------
                                                                                 $  9,587,936
                                                                                 ------------
                            Oklahoma - 1.8%
     65,000       AA/Aa1    Oklahoma State Industrials Authority Revenue,
                            5.20%, 6/1/05                                        $     65,814
  4,350,000      Caa2/CCC   Tulsa Municipal Airport Revenue, 7.35%, 12/1/11         4,347,521
  2,220,000      AAA/AAA    Tulsa Municipal Airport Revenue, 6.25%, 6/1/20          1,887,111
                                                                                 ------------
                                                                                 $  6,300,446
                                                                                 ------------
                            Oregon - 1.4%
  1,650,000      AAA/N/R    Wasco County School District, 5.5%, 6/15/19          $  1,923,636
  1,000,000      N/R/Aaa    Portland Urband Development, 5.75% 6/15/08              1,127,620
  1,165,000      AAA/N/R    Jackson County School District No. 4,
                            5.5%, 6/15/17                                           1,300,711
    500,000      BBB/N/R    Klamath Falls Inter-Community Hospital Authority
                            Revenue, 6.125%, 9/1/22                                   535,860
                                                                                 ------------
                                                                                 $  4,887,827
                                                                                 ------------
                            Pennsylvania - 3.5%
  1,800,000      BBB/Baa2   Lehigh County General Purpose Authority Revenue,
                            Hospital-Saint Lukes Bethlehem,
                            5.25%, 8/15/23                                       $  1,834,128
    250,000       A-/N/R    Sayre Health Care Facility Authority Revenue,
                            5.75%, 12/1/21                                            267,763
  8,000,000      BBB/Baa3   Delaware County Pennsylvania Industrial
                            Development Authority Revenue, 6.2%, 7/1/19             8,543,200
  1,000,000      BBB-/N/R   Columbia County PA Hospital Authority,
                            5.8%, 6/1/19                                              912,210
    500,000      AAA/Aaa    Philadelphia Pennsylvania Pkg, 4.875%, 9/1/09             544,090
                                                                                 ------------
                                                                                 $ 12,101,391
                                                                                 ------------
                            Puerto Rico - 3.9%
  5,000,000      AAA/Aaa    Puerto Rico Electric Power, 0.0%, 7/1/17*            $  3,025,350
  3,305,000      AAA/Aaa    Puerto Rico Electric Power, 0.0%, 7/1/17*               1,999,756
  5,000,000       AA/Aa3    Puerto Rico Housing Finance Authority,
                            5.0%, 12/1/13                                           5,500,450
  2,650,000      AAA/Aaa    Puerto Rico Municipal Financial Agency,
                            5.875%, 8/1/14                                          3,004,332
                                                                                 ------------
                                                                                 $ 13,529,888
                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

                  S&P/
                Moody's
  Principal     Ratings
   Amount    (unaudited)                                                              Value
                           Rhode Island - 1.1%
 $  480,000     BBB/Baa2   Rhode Island State Health & Education Facilities
                           Authorities, 6.375%, 8/15/21                        $    526,790
    250,000     BBB/Baa2   Rhode Island State Health & Education Facilities
                           Authorities, 6.5%, 8/15/32                               270,563
  3,100,000     BBB/Baa2   Tobacco Settlement Financing Corp., 6.25%,
                           6/1/42                                                 2,877,451
                                                                               ------------
                                                                               $  3,674,804
                                                                               ------------
                           South Carolina - 3.6%
  4,000,000     N/R/N/R    Georgetown County South Carolina Pollution
                           Control Facilities Revenue, 5.125%, 2/1/12          $  4,259,840
    400,000      AA-/A1    Greenville County South Carolina School District,
                           5.5%, 12/1/12                                            449,240
    500,000     BBB/Baa2   South Carolina Jobs Economic Development
                           Authority, 6.00%, 8/1/13                                 555,035
  4,000,000     BBB/Baa2   South Carolina Jobs Economic Development
                           Authority Hospital Facilities Revenue,
                           6.875%, 8/1/27                                         4,461,280
    350,000     N/R/Aa2    South Carolina Housing Finance & Development
                           Authority Mortgage Revenue, Series A-1,
                           6.2%, 7/1/09                                             357,560
  2,500,000     A-/Baa2    Tobacco Settlement Revenue Management,
                           6.375%, 5/15/30                                        2,398,325
                                                                               ------------
                                                                               $ 12,481,280
                                                                               ------------
                           South Dakota - 0.7%
  1,235,000      N/R/A1    South Dakota Conservancy District Revenue,
                           5.625%, 8/1/17                                      $  1,306,111
  1,255,000     AAA/Aaa    South Dakota State Lease Revenue,
                           8.0%, 9/1/05                                           1,303,506
                                                                               ------------
                                                                               $  2,609,617
                                                                               ------------
                           Tennessee - 0.7%
  1,000,000     N/R/Baa2   Knox County Health Facility, 6.375%, 4/15/22           1,024,690
  1,500,000     N/R/Baa2   Knox County Health Facility, 6.5%, 4/15/31             1,541,355
                                                                               ------------
                                                                               $  2,566,045
                                                                               ------------
                           Texas - 11.1%
  3,500,000     N/R/N/R    Weslaco Health Facilities, 6.25%, 6/1/25            $  3,712,975
  2,000,000     AAA/Aaa    Weslaco Health Facilities, 6.25%, 6/1/32               2,105,900

   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                     (continued)
--------------------------------------------------------------------------------


                  S&P/
                Moody's
  Principal     Ratings
   Amount    (unaudited)                                                             Value
                           Texas - (continued)
 $  750,000     AAA/Aaa    Carroll Independent School District,
                           6.75%, 8/15/21                                      $    973,943
    850,000     AAA/Aaa    Carroll Independent School District,
                           6.75%, 8/15/22                                         1,109,148
  2,310,000     AAA/Aaa    Texas Clear Creek Independent School District
                           General Obligation, 0.0%, 2/1/10                       1,946,475
  1,000,000     BB+/N/R    Georgetown Health Facilities Developement Corp.,
                           6.25% 8/15/29                                            961,590
  1,000,000      A-/A3     Harris County Health Facilties Development
                           Authority, 6.375%, 6/1/29                              1,098,650
  2,050,000     N/R/Aaa    Texas Keller Independent School District General
                           Obligation, 0.0%, 8/15/10                              1,686,679
  7,000,000     BBB/Baa2   Brazos River Authority Pollution Control Revenue,
                           7.7%, 4/1/33                                           8,309,140
  4,000,000     BBB/Baa2   Brazos River Authority Pollution Control Revenue,
                           5.375%, 4/1/19*                                        4,081,280
    300,000     AAA/Aaa    San Felipe Del Rio Texas Cons, 5.0%, 8/15/12             326,076
  5,500,000     AAA/Aaa    Texas Public Finance Authority Building Revenue,
                           0.0%, 2/1/08*                                          5,050,100
  2,750,000     AAA/Aaa    Texas Public Finance Authority Building Revenue,
                           0.0%, 2/1/10*                                          2,317,233
  4,500,000     N/R/Baa2   Tomball Hospital Authority, 6.125%, 7/1/23             4,547,745
    500,000     AAA/Aaa    Tomball Texas Independent School,
                           5.0%, 2/15/11                                            551,710
                                                                               ------------
                                                                               $ 38,778,644
                                                                               ------------
                           Utah - 0.9%
  2,980,000      AA/N/R    Weber County Municipal Building Authority
                           Revenue, 5.75%, 12/15/19                            $  3,094,462
                                                                               ------------
                                                                               $  3,094,462
                                                                               ------------
                           Washington - 5.5%
    500,000     AAA/Aaa    Renton Washington Water & Sewer,
                           4.4%, 12/1/15                                       $    518,530
  1,670,000     AAA/Aaa    Clark County Public Utility District #1 Water
                           Revenue, 5.5%, 1/1/15*                                 1,703,400
  1,150,000     AAA/Aaa    Clark County Public Utility District #1 Water
                           Revenue, 5.5%, 1/1/15                                  1,175,898

   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

                   S&P/
                 Moody's
  Principal      Ratings
    Amount    (unaudited)                                                              Value
                            Washington - (continued)
 $1,500,000      AAA/Aaa    Clark County School District No. 037 Vancouver,
                            5.5%, 12/1/15                                       $  1,673,775
    165,000      AA+/Aa1    King County General Obligation, 6.625%, 12/1/15          188,003
  1,000,000      AAA/Aaa    King & Snohomish Counties School District No.
                            417 Northshore, 5.75%, 12/1/14                         1,033,380
    300,000      AAA/Aaa    King County Washington School District No. 415,
                            5.50%, 6/1/13                                            341,718
    500,000      AAA/Aaa    Seattle Washington Library Facilities,
                            5.375%, 12/1/10                                          553,800
  2,500,000      N/R/Aaa    Snohomish County Public Utility District Revenue,
                            6.8%, 1/1/20                                           3,124,575
  2,250,000      AAA/Aaa    Snohmish County Washington School District,
                            5.7%, 12/1/11+                                         2,593,148
  3,500,000      AAA/Aaa    Tobacco Settlement Authority Washington,
                            6.625%, 6/1/32                                         3,436,860
  2,465,000      AAA/Aaa    Spokane Washington Public Facilities,
                            5.75%, 12/1/18                                         2,841,890
                                                                                ------------
                                                                                $ 19,184,977
                                                                                ------------
                            Wisconsin - 0.5%
  1,430,000      AAA/Aaa    Adams-Friendship School District, 6.5%, 4/1/16      $  1,765,864
                                                                                ------------
                                                                                $  1,765,864
                                                                                ------------
                            TOTAL MUNICIPAL BONDS
                            (cost $310,857,835)                                 $338,509,161
                                                                                ------------
  Shares
                            TAX-EXEMPT MONEY MARKET MUTUAL FUND - 1.6%
  5,545,631                 Blackrock Provident Institutional                   $  5,545,631
                                                                                ------------
                            TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
                            (cost $5,545,631)                                   $  5,545,631
                                                                                ------------
                            TOTAL INVESTMENT IN SECURITIES - 98.7%
                            (cost $316,403,466)(a)(b)                           $344,054,792
                                                                                ------------
                            OTHER ASSETS AND LIABILITIES - 1.3%                 $  4,383,228
                                                                                ------------
                            TOTAL NET ASSETS - 100.0%                           $348,438,020
                                                                                ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                     (continued)
--------------------------------------------------------------------------------

 * Prerefunded bonds have been collaterized by U.S. Treasury securities which are held in escrow and used to pay principal and interest on the tax-exempt issue and to retire the bonds in full at the earliest refunding date.

**   Defaulted bond.

N/R Not rated.

+    Escrowed to Maturity in U.S. government Securities.


(a) The concentration of investments by type of obligation/market sector is as follows:

        Insured                                        30.6%
        Escrowed in U.S. Government Securities          4.2
        General Obligation                              3.2
        Revenue Bonds:
            Health Revenue                             18.8
            Special Revenue                             9.5
            Other                                      13.3
            Housing Revenue                             4.5
            Pollution Control Revenue                   8.5
            Transportation Revenue                      4.0
            Reserves                                    1.9
            Education Revenue                           0.8
            Water & Sewer Revenue                       0.7
                                                      -----
                                                      100.0%
                                                      =====


(b) At December 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $316,403,466 was as follows:

   Aggregate gross unrealized gain for all investments in which there is an
   excess of value over tax cost                                                             $28,687,464
   Aggregate gross unrealized loss for all investments in which there is an
   excess of tax cost over value                                                              (1,036,138)
                                                                                             -----------
   Net unrealized gain                                                                       $27,651,326
                                                                                             ===========

Purchase and sales of securities (excluding temporary cash investments) for the year ended December 31, 2004 aggregated $132,501,728 and $154,773,366, respectively.


   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/04
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (316,403,466)                $ 344,054,792
  Receivables -
     Investment securities sold                                         196,161
     Fund shares sold                                                   304,889
     Interest                                                         4,657,166
  Other                                                                  13,002
                                                                  -------------
       Total assets                                               $ 349,226,010
                                                                  -------------
LIABILITIES:
  Payables -
     Fund shares repurchased                                      $      52,379
     Dividends                                                          382,781
  Due to Bank                                                               564
  Due to affiliates                                                     277,415
  Accrued expenses                                                       74,851
                                                                  -------------
       Total liabilities                                          $     787,990
                                                                  -------------
NET ASSETS:
  Paid-in capital                                                 $ 334,721,612
  Undistributed net investment income                                   379,903
  Accumulated net realized loss on investments                      (14,314,821)
  Net unrealized gain on investments                                 27,651,326
                                                                  -------------
     Total net assets                                             $ 348,438,020
                                                                  =============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $307,461,696/26,343,849 shares)               $       11.67
                                                                  =============
  Class B (based on $17,284,785/1,494,527 shares)                 $       11.57
                                                                  =============
  Class C (based on $12,576,757/1,094,115 shares)                 $       11.49
                                                                  =============
  Investor Class (based on $10,721,893/918,749 shares)            $       11.67
                                                                  =============
  Class Y (based on $392,890/33,844 shares)                       $       11.61
                                                                  =============
MAXIMUM OFFERING PRICE:
  Class A ($11.67 [divided by] 95.5%)                             $       12.22
                                                                  =============


   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/04


INVESTMENT INCOME:
  Interest                                                                  $ 19,932,775
                                                                            ------------
EXPENSES:
  Management fees                                            $1,687,705
  Transfer agent fees and expenses
     Class A                                                    334,436
     Class B                                                     21,888
     Class C                                                      9,382
     Investor Class                                                 816
     Class Y                                                         19
  Distribution fees
     Class A                                                    779,078
     Class B                                                    184,065
     Class C                                                    117,017
  Administrative reimbursements                                  68,998
  Custodian fees                                                 22,207
  Registration fees                                              80,454
  Professional fees                                              46,074
  Fees and expenses of nonaffiliated trustees                     7,556
                                                             ----------
     Total expenses                                                         $  3,359,695
                                                                            ------------
     Less fees paid indirectly                                                    (2,080)
                                                                            ------------
     Net expenses                                                           $  3,357,615
                                                                            ------------
       Net investment income                                                $ 16,575,160
                                                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                          $ (2,204,813)
  Change in net unrealized gain on investments                                 1,252,616
                                                                            ------------
     Net loss on investments                                                $   (952,197)
                                                                            ------------
     Net increase in net assets resulting from operations                   $ 15,622,963
                                                                            ============


   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/04 and 12/31/03, respectively


                                                             Year Ended          Year Ended
                                                               12/31/04            12/31/03
FROM OPERATIONS:
Net investment income                                      $ 16,575,160        $ 17,373,470
Net realized loss on investments                             (2,204,813)        (11,200,758)
Change in net unrealized gain on investments                  1,252,616          13,553,621
                                                           ------------        ------------
  Net increase in net assets resulting from operations     $ 15,622,963        $ 19,726,333
                                                           ------------        ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.57 and $0.56 per share, respectively)        $(15,277,737)       $(16,033,317)
  Class B ($0.48 and $0.47 per share, respectively)            (764,103)           (835,009)
  Class C ($0.48 and $0.48 per share, respectively)            (490,876)           (397,118)
  Investor Class ($0.03 and $0.00 per share,
     respectively)                                              (30,270)                  -
  Class Y ($0.61 and $0.61 per share, respectively)             (84,680)            (45,322)
                                                           ------------        ------------
     Total distributions to shareowners                    $(16,647,666)       $(17,310,766)
                                                           ------------        ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $ 23,388,678          59,941,001
Shares issued in reorganization                              10,746,741                   -
Reinvestment of distributions                                11,750,120          11,848,979
Cost of shares repurchased                                  (55,612,246)        (86,912,418)
                                                           ------------        ------------
  Net decrease in net assets resulting from Fund
     share transactions                                    $ (9,726,707)       $(15,122,438)
                                                           ------------        ------------
  Net decrease in net assets                               $(10,751,410)       $(12,706,871)
                                                           ------------        ------------
NET ASSETS:
Beginning of year                                           359,189,430         371,896,301
                                                           ------------        ------------
End of year (including undistributed (distribution in
  excess of) net investment income of $379,903
  and ($122,721), respectively)                            $348,438,020        $359,189,430
                                                           ============        ============


   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------
For the Years Ended 12/31/04 and 12/31/03, respectively


CLASS A                                '04 Shares      '04 Amount           '03 Shares      '03 Amount
Shares sold                             1,361,951     $ 15,752,994           4,047,068     $ 46,205,591
Reinvestment of distributions             964,227       11,128,510             987,917       11,319,842
Less shares repurchased                (3,869,589)     (44,615,505)         (6,778,027)     (77,395,649)
                                       ----------     ------------          ----------     ------------
   Net decrease                        (1,543,411)    $(17,734,001)         (1,743,042)    $(19,870,216)
                                       ==========     ============          ==========     ============
CLASS B
Shares sold                               223,901     $  2,552,978             527,413     $  5,989,085
Reinvestment of distributions              32,963          376,649              32,707          371,423
Less shares repurchased                  (518,853)      (5,932,750)           (451,155)      (5,099,112)
                                       ----------     ------------          ----------     ------------
   Net increase (decrease)               (261,989)    $ (3,003,123)            108,965     $  1,261,396
                                       ==========     ============          ==========     ============
CLASS C
Shares sold                               347,884     $  3,949,456             592,018     $  6,706,856
Reinvestment of distributions              19,070          216,570              13,969          157,714
Less shares repurchased                  (250,879)      (2,849,815)           (385,999)      (4,351,752)
                                       ----------     ------------          ----------     ------------
   Net increase                           116,075     $  1,316,211             219,988     $  2,512,818
                                       ==========     ============          ==========     ============
INVESTOR CLASS
Shares sold                                    87     $      1,030
Shares issued in reorganization           923,261       10,746,741
Reinvestment of distributions               2,214           25,832
Less shares repurchased                    (6,813)         (79,384)
                                       ----------     ------------
   Net increase                           918,749     $ 10,694,219
                                       ==========     ============
CLASS Y
Shares sold                                98,828     $  1,132,220              91,018     $  1,039,469
Reinvestment of distributions                 222            2,559
Less shares repurchased                  (184,391)      (2,134,792)             (5,732)      (65,905.00)
                                       ----------     ------------          ----------     ------------
   Net increase (decrease)                (85,341)    $ (1,000,013)             85,286     $    973,564
                                       ==========     ============          ==========     ============


   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended   Year Ended   Year Ended   Year Ended     Year Ended
                                                            12/31/04     12/31/03     12/31/02     12/31/01       12/31/00
CLASS A
Net asset value, beginning of period                        $  11.70     $  11.61     $  11.47     $  11.70      $  10.98
                                                            --------     --------     --------     --------      --------
Increase (decrease) from investment operations:
 Net investment income                                      $   0.56     $   0.56     $   0.56     $   0.53      $   0.52
 Net realized and unrealized gain (loss) on investments        (0.02)        0.09         0.23        (0.05)         0.72
                                                            --------     --------     --------     --------      --------
   Net increase from investment operations                  $   0.54     $   0.65     $   0.79     $   0.48      $   1.24
Distributions to shareowners:
 Net investment income                                         (0.57)       (0.56)       (0.57)       (0.53)        (0.52)
 In excess of net investment income                                -            -            -            -         (0.00)(a)
 Net realized gain                                                 -            -        (0.08)       (0.18)            -
                                                            --------     --------     --------     --------      --------
Net increase (decrease) in net asset value                  $  (0.03)    $   0.09     $   0.14     $  (0.23)     $   0.72
                                                            --------     --------     --------     --------      --------
Net asset value, end of period                              $  11.67     $  11.70     $  11.61     $  11.47      $  11.70
                                                            ========     ========     ========     ========      ========
Total return*                                                   4.75%        5.80%        7.07%        4.13%        11.63%
Ratio of net expenses to average net assets+                    0.91%        0.93%        0.93%        0.92%         0.95%
Ratio of net investment income to average net assets+           4.88%        4.88%        4.83%        4.49%         4.62%
Portfolio turnover rate                                           39%          80%         161%          92%           14%
Net assets, end of period (in thousands)                    $307,463     $326,173     $343,872     $333,867      $341,179
Ratios with reductions for fees paid indirectly:
 Net expenses                                                   0.91%        0.93%        0.92%        0.91%         0.91%
 Net investment income                                          4.88%        4.88%        4.84%        4.50%         4.66%

(a)  Amount rounds to less than one cent per share

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+    Ratio with no reduction for fees paid indirectly.




   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
                                                            12/31/04    12/31/03     12/31/02     12/31/01     12/31/00
CLASS B
Net asset value, beginning of period                        $ 11.59     $ 11.51      $ 11.39      $ 11.62      $ 10.90
                                                            -------     -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                      $  0.48     $  0.46      $  0.46      $  0.44      $  0.43
 Net realized and unrealized gain (loss) on investments       (0.02)       0.09         0.22        (0.05)        0.72
                                                            -------     -------      -------      -------      -------
   Net increase from investment operations                  $  0.46     $  0.55      $  0.68      $  0.39      $  1.15
Distributions to shareowners:
 Net investment income                                        (0.48)      (0.47)       (0.48)       (0.44)       (0.43)
 Net realized gain                                                -           -        (0.08)       (0.18)           -
                                                            -------     -------      -------      -------      -------
Net increase (decrease) in net asset value                  $ (0.02)    $  0.08      $  0.12      $ (0.23)     $  0.72
                                                            -------     -------      -------      -------      -------
Net asset value, end of period                              $ 11.57     $ 11.59      $ 11.51      $ 11.39      $ 11.62
                                                            =======     =======      =======      =======      =======
Total return*                                                  4.07%       4.98%        6.17%        3.38%       10.78%
Ratio of net expenses to average net assets+                   1.67%       1.70%        1.69%        1.67%        1.71%
Ratio of net investment income to average net assets+          4.12%       4.10%        4.05%        3.73%        3.87%
Portfolio turnover rate                                          39%         80%         161%          92%          14%
Net assets, end of period (in thousands)                    $17,285     $20,363      $18,960      $13,735      $11,145
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  1.67%       1.70%        1.69%        1.66%        1.70%
 Net investment income                                         4.12%       4.10%        4.05%        3.74%        3.88%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+    Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

                                                           Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
                                                            12/31/04    12/31/03     12/31/02     12/31/01     12/31/00
CLASS C
Net asset value, beginning of period                        $ 11.52     $ 11.44      $ 11.31      $ 11.54      $ 10.91
                                                            -------     -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                      $  0.47     $  0.48      $  0.49      $  0.49      $  0.43
 Net realized and unrealized gain (loss) on investments       (0.02)       0.08         0.21        (0.05)        0.70
                                                            -------     -------      -------      -------      -------
   Net increase from investment operations                  $  0.45     $  0.56      $  0.70      $  0.44      $  1.13
Distributions to shareowners:
 Net investment income                                        (0.48)      (0.48)       (0.49)       (0.49)       (0.43)
 In excess of net investment income                               -           -            -            -        (0.07)
 Net realized gain                                                -           -        (0.08)       (0.18)           -
                                                            -------     -------      -------      -------      -------
Net increase (decrease) in net asset value                  $ (0.03)    $  0.08      $  0.13      $ (0.23)     $  0.63
                                                            -------     -------      -------      -------      -------
Net asset value, end of period                              $ 11.49     $ 11.52      $ 11.44      $ 11.31      $ 11.54
                                                            =======     =======      =======      =======      =======
Total return*                                                  4.02%       5.04%        6.33%        3.39%       10.59%
Ratio of net expenses to average net assets+                   1.64%       1.66%        1.70%        1.62%        1.80%
Ratio of net investment income to average net assets+          4.15%       4.11%        4.03%        3.75%        3.80%
Portfolio turnover rate                                          39%         80%         161%          92%          14%
Net assets, end of period (in thousands)                    $12,577     $11,266      $ 8,673      $ 3,505      $ 1,490
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  1.64%       1.66%        1.70%        1.61%        1.77%
 Net investment income                                         4.15%       4.11%        4.03%        3.76%        3.83%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+    Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Year       Year     2/28/02(a)
                                                       Ended      Ended        to
                                                     12/31/04   12/31/03    12/31/02
CLASS Y
Net asset value, beginning of period                 $ 11.64    $ 11.56     $ 11.65
                                                     -------    -------     -------
Increase from investment operations:
  Net investment income                              $  0.57    $  0.62     $  0.19
  Net realized and unrealized gain on investments       0.01       0.07        0.02
                                                     -------    -------     -------
     Net increase from investment operations         $  0.58    $  0.69     $  0.21
Distributions to shareowners:
  Net investment income                                (0.61)     (0.61)      (0.22)
  Net realized gain                                        -          -       (0.08)
                                                     -------    -------     -------
Net increase (decrease) in net asset value           $ (0.03)   $  0.08     $ (0.09)
                                                     -------    -------     -------
Net asset value, end of period                       $ 11.61    $ 11.64     $ 11.56
                                                     =======    =======     =======
Total return*                                           5.14%      6.21%       1.40%
Ratio of net expenses to average net assets+            0.55%      0.57%       0.87%**
Ratio of net investment income to average
  net assets+                                           5.26%      5.21%       4.95%**
Portfolio turnover rate                                   39%        80%        161%
Net assets, end of period (in thousands)             $   393    $ 1,387     $   392
Ratios with reduction for fees paid indirectly:
  Net expenses                                          0.55%      0.57%       0.87%**
  Net investment income                                 5.26%      5.21%       4.95%**

(a) Class Y shares were first publicly offered on February 28, 2002. The per share amounts and ratios shown are based on the period from August 29, 2002 to December 31, 2002, during which the class had operations.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.

**   Annualized

+    Ratios with no reduction for fees paid indirectly

   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    12/11/04
                                                                  to 12/31/04
INVESTOR CLASS
Net asset value, beginning of period                               $ 11.64
                                                                   -------
Increase from investment operations:
  Net investment income                                            $  0.03
  Net realized and unrealized gain on investments                     0.03
                                                                   -------
     Net increase from investment operations                       $  0.06
Distributions to shareowners:
  Net investment income                                              (0.03)
Net increase in net asset value                                    $  0.03
                                                                   -------
Net asset value, end of period                                     $ 11.67
                                                                   =======
Total return*                                                         0.54%(a)
Ratio of net expenses to average net assets+                          0.70%**
Ratio of net investment income to average net assets+                 4.35%**
Portfolio turnover rate                                                 39%
Net assets, end of period (in thousands)                           $10,720
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                        0.70%**
  Net investment income                                               4.35%**
Ratios with reduction for fees paid indirectly:
  Net expenses                                                        0.70%**
  Net investment income                                               4.35%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.

**   Annualized

+    Ratios with no reduction for fees paid indirectly

(a)  Not annualized.

   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Tax Free Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of income exempt from federal income tax, consistent with preservation of capital.

The Trustees have authorized the issuance of five classes of shares of the Fund. The Fund offers five classes of shares designated as Class A, Class B, Class C, Investor Class and Class Y shares. Investor Class shares were first publicly offered on December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y and Investor Class shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which are consistent with those policies generally accepted in the investment company industry:


A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the fund is computed once daily on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

     Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. The Fund also may use the fair value of a security including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2004 there were no securities fair valued. Discount and premium on debt securities are accreted or amortized, respectfully, daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     At December 31, 2004, the Fund had a net capital loss carryforward of $13,145,679, of which $11,559,109 will expire in 2011 and $1,586,570 will expire in 2012, if not utilized.

     The Fund has elected to defer approximately $1,169,142 of capital losses recognized between November 1, 2004 and December 31, 2004 to its fiscal year ending December 31, 2005.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                               (continued)
--------------------------------------------------------------------------------

    The tax character of distributions paid during the years ended December 31, 2004 and 2003, were as follows:

--------------------------------------------------------------------------------
                                                      2004                2003
--------------------------------------------------------------------------------
Distributions paid from:
 Taxable income                                  $   173,763         $      --
 Tax exempt income                                16,473,903          17,310,766
 Long-term capital gain                                 --                  --
                                                 -----------         -----------
 Total                                           $16,647,666         $17,310,766
                                                 ===========         ===========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2004.

--------------------------------------------------------------------------------
                                                                       2004
--------------------------------------------------------------------------------
Undistributed ordinary income                                      $    427,265
Capital loss carryforward                                           (13,145,679)
CY Post October Loss Deferred                                        (1,169,142)
Unrealized appreciation                                              27,603,964
                                                                   ------------
Total                                                              $ 13,716,408
                                                                   ============
--------------------------------------------------------------------------------

     The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on defaulted bond interest.

     At December 31, 2004, the Fund has reclassified $575,130 to increase undistributed net investment income, $550,899 to increase accumulated net realized loss on investments and $24,231 to decrease paid-in capital, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.


C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $40,302 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2004.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Investor Class and Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     The Fund declares, as daily dividends, substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Investor Class and Class Y shares can bear different transfer agent and distribution fees.

2. Management Agreement

Pioneer Investment Management, Inc., (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, the Fund's investment adviser manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million; 0.48% of the next $50 million; and 0.45% of the excess over $300 million.

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 0.70% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                               (continued)
--------------------------------------------------------------------------------

reporting and insurance premiums, are paid by the Fund. At December 31, 2004, $152,600 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $32,060 in transfer agent fees payable to PIMSS at December 31, 2004.

4. Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $92,755 in distribution fees payable to PFD at December 31, 2004.

In addition, redemptions of each class of shares (except class Y shares and Investor Class shares) may be subject to a contingent deferred sales charge
(CDSC). Effective February 1, 2004 a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Effective December 1, 2004, Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2004, CDSCs in the amount of $67,750 were paid to PFD.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2004, the Fund's expenses were reduced by $2,080 under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended December 31, 2004, the Fund had no borrowings under this agreement.

7. Merger Information

On December 8, 2004, beneficial owners of Safeco Intermediate Term Municipal Bond Fund (one of the Series that comprised Safeco Common Stock Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

----------------------------------------------------------------------------------------
                                                     Safeco
                                                Intermediate Term      Pioneer Tax Free
                       Pioneer Tax Free          Municipal Bond          Income Fund
                          Income Fund                 Fund                  (Post-
                     (Pre-Reorganization)     (Pre-Reorganization)     Reorganization)
----------------------------------------------------------------------------------------
  Net Assets             $332,042,466            $10,746,741            $346,789,227
  Shares
  Outstanding              28,899,023                990,871              29,822,284
  Investor Class
  Shares Issued                                                              923,261
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                       Unrealized
                                                      Appreciation      Accumulated
                                                    on Closing Date        Gain
----------------------------------------------------------------------------------------
  Safeco Intermediate Term Municipal Bond Fund          $705,403         $165,838
----------------------------------------------------------------------------------------

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Tax Free Income Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Tax Free Income Fund (the "Fund") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report, dated February 15, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Tax Free Income Fund at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP


Boston, Massachusetts
February 18, 2005

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Registered Public Accounting Firm
Ernst & Young LLP


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 74 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's website at http://www.sec.gov.

Pioneer Tax Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                          Positions Held                                 Principal Occupation                   Other Directorships
Name and Age              With the Fund           Term of Office         During Past Five Years                 Held by this Trustee
John F. Cogan, Jr.        Chairman of the Board,  Serves until           Trustee and President Services         Director of Harbor
(78)*                     Trustee and President   successor trustee is   until retirement or removal; Deputy    Global Company, Ltd.
                                                  elected or earlier     Chairman and a Director of Pioneer
                                                  retirement or          Global Asset Management S.p.A.
                                                  removal                ("PGAM"); Non-Executive Chairman
                                                                         and a Director of Pioneer
                                                                         Investment Management USA Inc.
                                                                         ("PIM-USA"); Chairman and a
                                                                         Director of Pioneer Alternative
                                                                         Investment Management Limited
                                                                         (Dublin); President and a Director
                                                                         of Pioneer Alternative Investment
                                                                         Management (Bermuda) Limited and
                                                                         affilliated funds; President and
                                                                         Director of Pioneer Funds
                                                                         Distributor, Inc. ("PDF");
                                                                         President of all of the Pioneer
                                                                         Funds; and Of Councel (since 2000,
                                                                         partner prior to 2000), Wilmer
                                                                         Cutler Pickering Hale and Dorr LLP
                                                                         (counsel to PIM-USA and the Pioneer
                                                                         Funds) Director of Harbor Global
                                                                         Company, Ltd.


*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Osbert M. Hood (52)**     Trustee and             Serves until           President and Chief Executive          None
                          Executive Vice          successor trustee is   Officer, PIM-USA since May 2003
                          President               elected or earlier     (Director since January 2001);
                                                  retirement or          President and Director of Pioneer
                                                  removal                since May 2003; Chairman and
                                                                         Director of Pioneer Investment
                                                                         Management Shareholder Services,
                                                                         Inc. ("PIMSS") since May 2003;
                                                                         Executive Vice President of all of
                                                                         the Pioneer Funds since June 2003;
                                                                         Executive Vice President and Chief
                                                                         Operating Officer of PIM-USA,
                                                                         November 2000 to May 2003;
                                                                         Executive Vice President, Chief
                                                                         Financial Officer and Treasurer,
                                                                         John Hancock Advisers, L.L.C.,
                                                                         Boston, MA, November 1999 to
                                                                         November 2000; Senior Vice
                                                                         President and Chief Financial
                                                                         Officer, John Hancock Advisers,
                                                                         L.L.C., April 1997 to November
                                                                         1999.

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Tax Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                          Positions Held                                 Principal Occupation                   Other Directorships
Name and Age              With the Fund           Term of Office         During Past Five Years                 Held by this Trustee
David R. Bock** (61)      Trustee since 2005.     Serves until a         Senior Vice President and Chief        Director of The
3050 K. Street NW,                                successor trustee is   Financial Officer, I-trax, Inc.        Enterprise Social
Washington, DC 20007                              elected or earlier     (publicly traded health care           Investment Company
                                                  retirement or removal. services company) (2001--present);     (privately-held
                                                                         Managing Partner, Federal City         affordable
                                                                         Capital Advisors (boutique merchant    housing finance
                                                                         bank)(1995 -2000; 2002 to 2004);       company); Director
                                                                         Executive Vice President and Chief     of New York
                                                                         Financial Officer, Pedestal Inc.       Mortgage Trust
                                                                         (internet-based mortgage trading       (publicly traded
                                                                         company) (2000-2002)                   mortgage REIT)

** Mr. Bock became a Trustee of the Fund on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------------------

Mary K. Bush (56)         Trustee since 1997.     Serves until           President, Bush International          Director of Brady
3509 Woodbine Street,                             successor trustee      (international financial               Corporation
Chevy Chase, MD 20815                             is elected or earlier  advisory firm)                         (industrial
                                                  retirement or removal                                         identification and
                                                                                                                specialty coated
                                                                                                                material products
                                                                                                                manufacturer),
                                                                                                                Millennium
                                                                                                                Chemicals, Inc.
                                                                                                                (commodity
                                                                                                                chemicals), Mortgage
                                                                                                                Guaranty Insurance
                                                                                                                Corporation, and
                                                                                                                R.J. Reynolds
                                                                                                                Tobacco Holdings,
                                                                                                                Inc. (tobacco)
------------------------------------------------------------------------------------------------------------------------------------

Margaret B.W. Graham (57) Trustee since 1993.     Serves until           Founding Director, The Winthrop        None
1001 Sherbrooke                                   successor trustee      Group, Inc. (consulting firm);
Street West,                                      is elected or earlier  Professor of Management, Faculty of
Montreal, Quebec, Canada                          retirement or removal  Management, McGill University
H3A 1G5
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Tax Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                          Positions Held                                 Principal Occupation                   Other Directorships
Name and Age              With the Fund           Term of Office         During Past Five Years                 Held by this Trustee
Marguerite A. Piret (56)  Trustee since 1993.     Serves until           President and Chief Executive          Director of New
One Boston Place,                                 successor trustee      Officer, Newbury, Piret & Company,     America High Income
28th Floor,                                       is elected or earlier  Inc. (investment banking firm)         Fund, Inc.
Boston, MA 02108                                  retirement or removal                                         (closed-end
                                                                                                                investment company)
------------------------------------------------------------------------------------------------------------------------------------

Stephen K. West (76)      Trustee since 1993.     Serves until           Senior Counsel, Sullivan & Cromwell    Director, The Swiss
125 Broad Street,                                 successor trustee      (law firm)                             Helvetia Fund, Inc.
New York, NY 10004                                is elected or earlier                                         (closed-end
                                                  retirement or removal                                         investment company)
                                                                                                                and AMVESCAP PLC
                                                                                                                (investment
                                                                                                                managers)
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (68)        Trustee since 1993.     Serves until           President, John Winthrop & Co.,        None
One North Adgers Wharf,                           successor trustee      Inc. (private investment firm)
Charleston, SC 29401                              is elected or earlier
                                                  retirement or removal
------------------------------------------------------------------------------------------------------------------------------------

+ Retired, effective 12/31/04

Pioneer Tax Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                          Positions Held                                 Principal Occupation                   Other Directorships
Name and Age              With the Fund           Term of Office         During Past Five Years                 Held by this Trustee
Dorothy E. Bourassa (57)  Secretary               Serves at the          Secretary of PIM-USA; Senior Vice      None
                                                  discretion             President- Legal of Pioneer; and
                                                  of the Board           Secretary/Clerk of most of
                                                                         PIM-USA's subsidiaries since
                                                                         October 2000; Secretary of all of
                                                                         the Pioneer Funds since September
                                                                         2003 (Assistant Secretary from
                                                                         November 2000 to September 2003);
                                                                         and Senior Counsel, Assistant Vice
                                                                         President and Director of
                                                                         Compliance of PIM-USA from April
                                                                         1998 through October 2000
------------------------------------------------------------------------------------------------------------------------------------

Christopher J. Kelley      Assistant Secretary    Serves at the          Assistant Vice President and Senior    None
(40)                                              discretion             Counsel of Pioneer since July 2002;
                                                  of the Board           Vice President and Senior Counsel
                                                                         of BISYS Fund Services, Inc. (April
                                                                         2001 to June 2002); Senior Vice
                                                                         President and Deputy General
                                                                         Counsel of Funds Distributor, Inc.
                                                                         (July 2000 to April 2001; Vice
                                                                         President and Associate General
                                                                         Counsel from July 1996 to July
                                                                         2000); Assistant Secretary of all
                                                                         Pioneer Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------

David C. Phelan (47)      Assistant Secretary     Serves at the          Partner, Wilmer Cutler Pickering       None
                                                  discretion             Hale and Dorr LLP; Assistant
                                                  of the Board           Secretary of all Pioneer Funds
                                                                         since September 2003
------------------------------------------------------------------------------------------------------------------------------------

Vincent Nave (59)         Treasurer               Serves at the          Vice President-Fund Accounting,        None
                                                  discretion             Administration and Custody Services
                                                  of the Board           of Pioneer (Manager from September
                                                                         1996 to February 1999); and
                                                                         Treasurer of all of the Pioneer
                                                                         Funds (Assistant Treasurer from
                                                                         June 1999 to November 2000)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Tax Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                          Positions Held                                 Principal Occupation                   Other Directorships
Name and Age              With the Fund           Term of Office         During Past Five Years                 Held by this Trustee
Mark E. Bradley (45)      Assistant Treasurer     Serves at the          Deputy Treasurer of Pioneer since      None
                                                  discretion             2004; Treasurer and Senior Vice
                                                  of the Board           President, CDC IXIS Asset
                                                                         Management Services from 2002 to
                                                                         2003; Assistant Treasurer and Vice
                                                                         President, MFS Investment
                                                                         Management from 1997 to 2002; and
                                                                         Assistant Treasurer of all of the
                                                                         Pioneer Funds since November 2004
------------------------------------------------------------------------------------------------------------------------------------

Luis I. Presutti (39)     Assistant Treasurer     Serves at the          Assistant Vice President-Fund
                                                  discretion             Accounting, Administration and
                                                  of the Board           Custody Services of Pioneer (Fund
                                                                         Accounting Manager from 1994 to
                                                                         1999); and Assistant Treasurer of
                                                                         all of the Pioneer Funds since
                                                                         November 2000
------------------------------------------------------------------------------------------------------------------------------------

Gary Sullivan (46)        Assistant Treasurer     Serves at the          Fund Accounting Manager-Fund
                                                  discretion             Accounting, Administration and
                                                  of the Board           Custody Services of Pioneer; and
                                                                         Assistant Treasurer of all of the
                                                                         Pioneer Funds since May 2002
------------------------------------------------------------------------------------------------------------------------------------

Katharine Kim Sullivan    Assistant Treasurer     Serves at the          Fund Administration Manager-Fund
(31)                                              discretion             Accounting, Administration and
                                                  of the Board           Custody Services since June 2003;
                                                                         Assistant Vice President-Mutual
                                                                         Fund Operations of State Street
                                                                         Corporation from June 2002 to June
                                                                         2003 (formerly Deutsche Bank Asset
                                                                         Management); Pioneer Fund
                                                                         Accounting, Administration and
                                                                         Custody Services (Fund Accounting
                                                                         Manager from August 1999 to May
                                                                         2002, Fund Accounting Services
                                                                         Supervisor from 1997 to July 1999);
                                                                         Assistant Treasurer of all Pioneer
                                                                         Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Tax Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                          Positions Held                                 Principal Occupation                   Other Directorships
Name and Age              With the Fund           Term of Office         During Past Five Years                 Held by this Trustee
Martin J. Wolin (37)      Chief Compliance        Serves at the          Chief Compliance Officer of Pioneer    None
                          Officer                 discretion of          (Director of Compliance and Senior
                                                  the Board              Counsel from November 2000 to
                                                                         September 2004); Vice President and
                                                                         Associate General Counsel of UAM
                                                                         Fund Services, Inc. (mutual fund
                                                                         administration company) from
                                                                         February 1998 to November 2000; and
                                                                         Chief Complience Officer of all of
                                                                         the Pioneer Funds.
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

  U.S. Equity                                 Pioneer Ibbotson Growth
  Pioneer Fund                                  Allocation Fund
  Pioneer Balanced Fund                       Pioneer Ibbotson Aggressive
  Pioneer Equity Income Fund                    Allocation Fund
  Pioneer Equity Opportunity Fund
  Pioneer Growth Opportunities Fund           International/Global Equity
  Pioneer Growth Shares                       Pioneer Emerging Markets Fund
  Pioneer Mid Cap Growth Fund                 Pioneer Europe Select Fund
  Pioneer Mid Cap Value Fund                  Pioneer Europe Fund
  Pioneer Oak Ridge Large Cap                 Pioneer International Equity Fund
    Growth Fund                               Pioneer International Value Fund
  Pioneer Oak Ridge Small Cap
    Growth Fund                               Fixed Income
  Pioneer Papp America-Pacific                Pioneer America Income Trust
    Rim Fund                                  Pioneer Bond Fund
  Pioneer Papp Small and Mid Cap              Pioneer California Tax Free
    Growth Fund                                 Income Fund
  Pioneer Papp Stock Fund                     Pioneer Global High Yield Fund
  Pioneer Papp Strategic                      Pioneer High Yield Fund
    Growth Fund                                 Pioneer Municipal Bond Fund
  Pioneer Real Estate Shares                    Pioneer Short Term Income Fund
  Pioneer Research Fund                       Pioneer Strategic Income Fund
  Pioneer Small Cap Value Fund                Pioneer Tax Free Income Fund
  Pioneer Small Company Fund
  Pioneer Value Fund                          Money Market
    Asset Allocation                          Pioneer Cash Reserves Fund*
  Pioneer Ibbotson Moderate                   Pioneer Tax Free Money
    Allocation Fund                             Market Fund


* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.



Individual Retirement Accounts (IRAs)


Traditional IRA*
For anyone under age 701/2 earning income. Individuals can contribute up to $3,000, or $3,500 if age 50 or older, annually. Earnings are tax-deferred, and contributions may be tax-deductible.


Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000, or $3,500 if age 50 or older, a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.



Employer-Sponsored Plans


Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $13,000 per year, or $16,000 if age 50 or older. In addition, each year the business may contribute up to 25% of pay.


Uni-DB Plan
A full service defined benefit plan for small business owners over age 45 with up to five employees. Employer contributions are required. The plan allows for the maximum deductible contribution up to $165,000 or more.


401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $13,000, or $16,000 if age 50 or older, per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.


Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.


403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.


SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.


Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.


Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.


Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.


* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.






Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FactFoneSM
This is our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your account number, fund number and our personal identification number
(PIN) in hand. If this is your first time using FactFone, you will need to establish a PIN.

Visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

90-Day Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeemed from your Pioneer account - without paying a sales charge - within 90 days from your redemption. Upon your request, the shares will be reinvested into your choice of any Class A fund with the same registration as the originating account. Please note that you will need to meet fund minimum requirements.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. With this feature, Pioneer will automatically draft a predetermined dollar amount, specified by you, from your bank account and purchase shares into your investments to grow using the dollar-cost averaging approach.

The use of a systematic investing program does not guarantee a profit or protect against a loss in declining markets. You should consider your financial ability to continue to invest through periods of low prices.

--------------------------------------------------------------------------------

Payroll Investment Program (PIP)
This service enables you to fund your Pioneer investment directly through a payroll deduction. After completing Pioneer's authorization form, your employer will deduct a predetermined dollar amount from your paycheck to be invested at Pioneer. When you invest through payroll, you're putting yourself at the top of the list of those you pay. Many people find that "paying yourself first" is the most sensible way to build a nest egg.

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just choose the amounts and dates for Pioneer to sell shares from your original fund and use the proceeds to buy shares of the other funds you have chosen. To establish this service, simply complete a Pioneer Account Options form. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
This service allows you to establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to a designated address or electronically to your bank account. You can also authorize Pioneer to make the redemptions payable to someone else. Simply complete a Pioneer Account Options form to begin this service.

Investing in mutual funds involves significant risks, for complete information on the specific risks associated with each fund, please see the appropriate fund's prospectus.

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your adviser, call 800-225-62952 or visit www.pioneerfunds.com.

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

 We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

 Call us for:

 Account Information, including existing accounts,
 new accounts, prospectuses, applications
 and service forms                                                1-800-225-6292

 FactFone(SM) for automated fund yields, prices,
 account information and transactions                             1-800-225-4321

 Retirement plans information                                     1-800-622-0176

 Telecommunications Device for the Deaf (TDD)                     1-800-225-1997

 Write to us:

 PIMSS, Inc.
 P.O. Box 55014
 Boston, Massachusetts 02205-5014

 Our toll-free fax                                                1-800-225-4240

 Our internet e-mail address                       ask.pioneer@pioneerinvest.com
 (for general questions about Pioneer only)

 Visit our web site:                                        www.pioneerfunds.com

 Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

 The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commissions web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately $17,700 in 2004 and approximately $22,000 in 2003. Included in the 2003 fees is an additional billing related to that audit, which was billed after the Funds filing of its N-CSR for the year ended December 31, 2003.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended December 31, 2004 and 2003.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $7,000 in 2004 and approximately $3,600 in 2003.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended December 31, 2004 and 2003.



(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $6,000 in 2004 and $26,900 in 2003. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended December 31, 2004 and 2003, there were no services provided to an affiliate that required the Funds audit committee pre-approval.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Tax Free Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date   March 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date  March 9, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date  March 9, 2005

* Print the name and title of each signing officer under his or her signature.